Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2021
Prepaid Expenses And Other Current Assets
Prepaid Expenses and Other Current Assets

Note 5 - Prepaid Expenses and Other Current Assets

As of December 31, 2021 and 2020 prepaid expenses and other current assets consisted of the following:

	As of	As of
	December 30,	December 31,
	2021	2020
Insurance	$940,588	$38,384
Marketing and advertising	195,876	$153,181
Vendor deposits	927,108	$121,318
Other	191,967	$216,347
	$2,255,539	$529,230